Shareholder Report, Holdings (Details) - Columbia Variable Portfolio – Core Equity Fund	Jun. 30, 2024
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%